Interest Expense	6 Months Ended
Dec. 31, 2025
Interest Expense [Abstract]
Interest expense
16.	Interest expense

	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	US$
Interest expense on loan payables to related companies	59,122	-	-
Interest on lease liabilities (Note 13)	62,689	26,282	6,480
	121,811	26,282	6,480